Financial and capital management - Maturity Analysis for Recognized Financial Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Duration of maturity of financial liabilities	5 years
Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 1,588	$ 1,200	$ 1,588	$ 1,173
Trade receivables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	34,527		29,598
Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	4,857		4,402
Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	207		869
Trade receivables | Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,588		$ 1,588
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	16,023
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	(83)
Total	53,135
Liquidity risk | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,301
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	(6)
Total	6,507
Liquidity risk | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,133
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	18
Total	4,875
Liquidity risk | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,060
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	(5)
Total	3,337
Liquidity risk | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	1,019
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	(11)
Total	3,153
Liquidity risk | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	962
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	(9)
Total	3,407
Liquidity risk | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest payable on long-term debt, notes payable and loan secured by receivables	10,548
Net (receipts) payments on cross currency interest rate swaps and interest rate swaps	(70)
Total	31,856
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	29,670
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,172
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,690
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	1,609
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	1,742
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	2,120
Liquidity risk | Trade receivables | Total debt, excluding lease liabilities | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total debt, excluding lease liabilities	19,337
Liquidity risk | Trade receivables | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	5,730
Interest expense on debt instruments issued	873
Liquidity risk | Trade receivables | Lease liabilities | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,245
Liquidity risk | Trade receivables | Lease liabilities | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,034
Liquidity risk | Trade receivables | Lease liabilities | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	673
Liquidity risk | Trade receivables | Lease liabilities | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	403
Liquidity risk | Trade receivables | Lease liabilities | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	334
Liquidity risk | Trade receivables | Lease liabilities | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	2,041
Liquidity risk | Trade receivables | Notes payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	207
Liquidity risk | Trade receivables | Notes payable | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	207
Liquidity risk | Trade receivables | Notes payable | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Notes payable | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,588
Liquidity risk | Trade receivables | Loans | 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	1,588
Liquidity risk | Trade receivables | Loans | 2025
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	0
Liquidity risk | Trade receivables | Loans | THERE- AFTER
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current borrowings	$ 0